TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
TANGIBLE ASSETS

NOTE 15 – TANGIBLE ASSETS

The movement of the carrying value amounts of tangible assets for the years ended on December 31, 2022, 2021 and 2020 is as follows:

								Given in
				Right-of-use		Investment		operating		Biological
		For own use (1)		assets		properties (2)		leases		assets		Total
Cost
Balance as of January 1, 2020	Ps.	9,223,355	Ps.	2,518,976	Ps.	928,566	Ps.	13,271	Ps.	104,857	Ps.	12,789,025
Increase / (decrease) due to changes in the lease variables		—		29,353		—		—		—		29,353
Business Combination (3)		293,014		90,492		10,164		—		—		393,670
Purchases or capitalized expenses (4)(5)		412,916		218,839		37,533		4,481		21,285		695,054
Withdrawals / Sales		(135,536)		(115,080)		(145,105)		—		(18,488)		(414,209)
Changes in fair value		—		—		(46,924)		—		15,021		(31,903)
Revaluation of investment properties		—		—		9,014		—		—		9,014
Transfers to/from non-current assets held for sale		(246,021)		—		4,323		—		—		(241,698)
Reclassification BAC (6)(7)		252,940		(14,364)		—		—		—		238,576
Discontinued operations (6)		(130,116)		—		—		—		—		(130,116)

								Given in
				Right-of-use		Investment		operating		Biological
		For own use (1)		assets		properties (2)		leases		assets		Total
Effect of movements in exchange rates		(22,275)		(6,312)		(700)		—		—		(29,287)
Reclassifications		69,933		—		11,685		(1,647)		—		79,971
Balance as of December 31, 2020	Ps.	9,718,210	Ps.	2,721,904	Ps.	808,556	Ps.	16,105	Ps.	122,675	Ps.	13,387,450
Increase / (decrease) due to changes in the lease variables		—		45,650		—		—		—		45,650
Purchases or capitalized expenses (4)(5)		368,570		173,793		77,157		34,306		27,213		681,039
Withdrawals / Sales		(224,241)		(175,139)		(93,845)		—		(23,448)		(516,673)
Changes in fair value		—		—		22,775		—		28,546		51,321
Revaluation of investment properties		—		—		7,991		—		—		7,991
Transfers to/from non-current assets held for sale		(1,861)		—		22,847		—		—		20,986
Reclassification BAC (6)(7)		503,724		44,454		—		—		—		548,178
Discontinued operations (6)		(16,779)		—		—		—		—		(16,779)
Effect of movements in exchange rates		74,598		17,978		2,964		—		—		95,540
Reclassifications		(36,864)		11,162		4,490		(2,208)		—		(23,420)
Balance as of December 31, 2021	Ps.	10,385,357	Ps.	2,839,802	Ps.	852,935	Ps.	48,203	Ps.	154,986	Ps.	14,281,283
Increase / (decrease) due to changes in the lease variables		—		89,087		—		—		—		89,087
Purchases or capitalized expenses (4)(5)		477,795		205,587		70,081		58,884		28,368		840,715
Withdrawals / Sales (8)		(413,817)		(152,284)		(127,753)		—		(27,583)		(721,437)
Changes in fair value		—		—		55,930		—		56,859		112,789
Revaluation of investment properties		—		—		797		—		—		797
Transfers to/from non-current assets held for sale		(9,174)		—		31,184		—		—		22,010
Loss of control in subsidiary (6)		(3,071,270)		(928,279)		—		—		—		(3,999,549)
Discontinued operations (6)		(26,314)		—		—		—		—		(26,314)
Effect of movements in exchange rates		118,393		38,353		2,282		—		—		159,028
Reclassifications		(4,467)		3,573		(4,493)		(6,287)		—		(11,674)
Balance as of December 31, 2022	Ps.	7,456,503	Ps.	2,095,839	Ps.	880,963	Ps.	100,800	Ps.	212,630	Ps.	10,746,735

								Given in
				Right-of-use		Investment		operating		Biological
Accumulated Depreciation:		For own use (1)		assets		properties (2)		leases		assets		Total
Balance January 1, 2020	Ps.	(3,435,305)	Ps.	(393,418)	Ps.	—	Ps.	(5,042)	Ps.	—	Ps.	(3,833,765)
Depreciation of the year charged against profit or loss		(326,879)		(227,743)		—		(3,616)		—		(558,238)
Withdrawals / Sales		81,575		36,542		—		—		—		118,117
Transfers to/from non-current assets held for sale		68,657		—		—		—		—		68,657
Reclassification BAC (6)(7)		(2,772)		32,797		—		—		—		30,025
Discontinued operations (6)		(101,219)		(133,767)		—		—		—		(234,986)
Effect of movements in exchange rates		946		1,034		—		—		—		1,980
Reclassification		(20)		(1,830)		—		1,548		—		(302)
Balance December 31, 2020	Ps.	(3,715,017)	Ps.	(686,385)	Ps.	—	Ps.	(7,110)	Ps.	—		(4,408,512)
Depreciation of the year charged against profit or loss		(321,527)		(225,195)		—		(5,077)		—		(551,799)
Withdrawals / Sales		117,844		107,225		—		—		—		225,069
Transfers to/from non-current assets held for sale		733		—		—		—		—		733
Reclassification BAC (6)(7)		(91,640)		(4,635)		—		—		—		(96,275)
Discontinued operations (6)		(203,847)		(116,023)		—		—		—		(319,870)
Effect of movements in exchange rates		(10,488)		(1,120)		—		—		—		(11,608)
Reclassification		(1,667)		(13,273)		—		2,208		—		(12,732)
Balance December 31, 2021	Ps.	(4,225,609)	Ps.	(939,406)	Ps.	—	Ps.	(9,979)	Ps.	—		(5,174,994)
Depreciation of the year charged against profit or loss		(308,642)		(236,587)		—		(14,646)		—		(559,875)
Withdrawals / Sales (8)		183,180		84,643		—		—		—		267,823
Transfers to/from non-current assets held for sale		3,638		—		—		—		—		3,638
Loss of control in subsidiary (6)		1,679,433		370,917		—		—		—		2,050,350
Discontinued operations (6)		(29,380)		(29,625)		—		—		—		(59,005)
Effect of movements in exchange rates		(18,418)		(10,274)		—		—		—		(28,692)
Reclassification		(5,091)		(5,913)		—		6,212		—		(4,792)
Balance December 31, 2022	Ps.	(2,720,889)	Ps.	(766,245)	Ps.	—	Ps.	(18,413)	Ps.	—	Ps.	(3,505,547)

								Given in
				Right-of-use		Investment		operating		Biological
Impairment losses:		For own use (1)		assets		properties (2)		leases		assets		Total
Balance as of January 1, 2020	Ps.	(4,816)	Ps.	—	Ps.	—	Ps.	(33)	Ps.	—	Ps.	(4,849)
Year impairment charge		(86)		—		—		(51)		—		(137)
Balance as of December 31, 2020	Ps.	(4,902)	Ps.	—	Ps.	—	Ps.	(84)	Ps.	—	Ps.	(4,986)
Year impairment charge		(674)		—		—		(72)		—		(746)
Transfers to/from non-current assets held for sale		54		—		—		—		—		54
Reclassification		(58)		—		—		—		—		(58)
Balance as of December 31, 2021	Ps.	(5,580)	Ps.	—	Ps.	—	Ps.	(156)	Ps.	—	Ps.	(5,736)
Year impairment charge		(997)		—		—		(219)		—		(1,216)
Withdrawals		1,205		—		—		—		—		1,205
Balance as of December 31, 2022	Ps.	(5,372)	Ps.	—	Ps.	—	Ps.	(375)	Ps.	—	Ps.	(5,747)

								Given in
				Right-of-use		Investment		operating		Biological
Tangible assets, net:		For own use (1)		assets		properties (2)		leases		assets		Total
Balance as of December 31, 2020	Ps.	5,998,291	Ps.	2,035,519	Ps.	808,556	Ps.	8,911	Ps.	122,675	Ps.	8,973,952
Balance as of December 31, 2021	Ps.	6,154,168	Ps.	1,900,396	Ps.	852,935	Ps.	38,068	Ps.	154,986	Ps.	9,100,553
Balance as of December 31, 2022	Ps.	4,730,242	Ps.	1,329,594	Ps.	880,963	Ps.	82,012	Ps.	212,630	Ps.	7,235,441

(1)	Only assets for own use different than assets given in operating lease are included. See note 15.4.
(2)	Cost is included at fair value. The total of purchases of investment properties, includes assets received in total or partial settlement of the payment obligations of debtors, at December 31, 2022 Ps. 64,429; Ps. 75,788 at December 31, 2021 and Ps. 35,874 at December 31, 2020. Includes at December 31, 2022 Ps. 5,652 by the recognition a new investment property in Corficolombiana and Ps. 493 at December 31, 2021 in Banco de Occidente.
(3)	Includes the recognition of Multi Financial Group, Inc’s business combination. See note 35.
(4)	The amount of purchases for own use assets include: (i) at December 31, 2022 an amount transferred from concessions arrangements as a result of the change in the conditions of the contracts by the grantor for Ps. 14,532; (ii) Capitalization of intangible assets at December 31, 2022 for Ps. 192, at December 2021 for Ps. 5,536, and at December 2020 for Ps. 137 for and (iii) Dismantling cost at December 31, 2022 for Ps. 666, and at December 2021for Ps. 1,189.
(5)	Includes borrowing costs capitalized for Ps. 1,921, at December 31, 2022; for Ps. 616, at December 31, 2021 and for Ps. 295 at December 31, 2020 with a capitalized interest rate (weighted average) of 10.10%, 5.14% and 5.81% respectively.
(6)	See note 1.1. "Discontinued operations of BAC Holding" for Ps. (1,899,743), allocated as follows: Property, plant and equipment for Ps. (1,361,821) and assets for rights of use for Ps. (537,922). See note 1.1.
(7)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.
(8)	Withdrawals or sales includes the de-recognition of the assets transferred to NEXUS Real Estate Capital Funds. For own use assets the net values of the most significant disposals are Banco de Bogotá Ps. 68,530, Banco Av Villas Ps. 36,319 and Banco Popular Ps. 11,303. For investments properties the net values of withdrawals correspond to: Banco de Bogotá Ps. 10,500, Banco Av. Villas Ps. 11,510 y Banco Popular Ps. 6,398.

15.1.         Tangible assets for own use

The following tables shows the balance at December 31, 2022 and 2021, by type of asset:

			Accumulated		Impairment		Carrying
December 31, 2022	Cost		depreciation		loss		amount
Land	Ps.	884,828	Ps.	—	Ps.	(1,786)	Ps.	883,042
Buildings		2,035,987		(468,445)		(3,142)		1,564,400
Office equipment and accessories		632,318		(477,584)		(29)		154,705
Information technology equipment		1,425,844		(1,033,280)		(198)		392,366
Vehicles		99,156		(80,156)		—		19,000
Equipment and machinery		1,690,012		(487,558)		(217)		1,202,237
Silos		8,613		(6,827)		—		1,786
Warehouses		64,091		(36,764)		—		27,327
Improvements in leaseholds properties		198,725		(100,047)		—		98,678
Construction in progress		143,250		—		—		143,250
Bearer plants		273,679		(30,228)		—		243,451
Balance as of December 31, 2022	Ps.	7,456,503	Ps.	(2,720,889)	Ps.	(5,372)	Ps.	4,730,242

			Accumulated		Impairment		Carrying
December 31, 2021	Cost		depreciation		loss		amount
Land	Ps.	1,147,650	Ps.	—	Ps.	(1,786)	Ps.	1,145,864
Buildings		2,827,154		(706,922)		(3,281)		2,116,951
Office equipment and accessories		1,180,416		(872,070)		(299)		308,047
Information technology equipment		2,462,693		(1,816,775)		(200)		645,718
Vehicles		140,268		(98,115)		(14)		42,139
Equipment and machinery		1,585,128		(415,735)		—		1,169,393
Silos		8,613		(6,786)		—		1,827
Warehouses		63,325		(35,469)		—		27,856
Improvements in leaseholds properties		483,602		(248,706)		—		234,896
Construction in progress		221,217		—		—		221,217
Bearer plants		265,291		(25,031)		—		240,260
Balance as of December 31, 2021	Ps.	10,385,357	Ps.	(4,225,609)	Ps.	(5,580)	Ps.	6,154,168

15.2          Right-of-use assets:

The following tables shows the balance at December 31, 2022 and 2021, by type of asset:

				Accumulated		Carrying
December 31, 2022		Cost		depreciation		amount
Land	Ps.	38,876	Ps.	(6,880)	Ps.	31,996
Buildings		1,526,488		(508,092)		1,018,396
Office equipment and accessories		1,882		(745)		1,137
Information technology equipment		122,098		(60,526)		61,572
Vehicles		57,038		(31,484)		25,554
Equipment and machinery		204,044		(91,097)		112,947
Warehouses		145,413		(67,421)		77,992
Balance as of December 31, 2022	Ps.	2,095,839	Ps.	(766,245)	Ps.	1,329,594

			Accumulated		Carrying
December 31, 2021	Cost		depreciation		amount
Land	Ps.	32,254	Ps.	(5,104)	Ps.	27,150
Buildings		2,281,264		(722,433)		1,558,831
Office equipment and accessories		1,882		(407)		1,475
Information technology equipment		118,429		(40,436)		77,993
Vehicles		87,063		(39,471)		47,592
Equipment and machinery		188,894		(81,662)		107,232
Warehouses		130,016		(49,893)		80,123
Balance as of December 31, 2021	Ps.	2,839,802	Ps.	(939,406)	Ps.	1,900,396

15.3          Investment properties

The following table summarizes investment properties as of December 31, 2022 and 2021:

			Accumulated
			adjustments		Carrying
December 31, 2022	Cost		to fair value		amount
Land	Ps.	346,398	Ps.	175,866	Ps.	522,264
Buildings		283,155		75,544		358,699
Balance as of December 31, 2022	Ps.	629,553	Ps.	251,410	Ps.	880,963

			Accumulated
			adjustments		Carrying
December 31, 2021	Cost		to fair value		amount
Land	Ps.	354,066	Ps.	155,224	Ps.	509,290
Buildings		277,196		66,449		343,645
Balance as of December 31, 2021	Ps.	631,262	Ps.	221,673	Ps.	852,935

The following amounts have been recognized in the Consolidated Statement of Income during the years ended on December 31, 2022, 2021 and 2020 in relation to investments properties:

	December 31,		December 31,		December 31,
	2022		2021		2020
Income from rents	Ps.	13,971	Ps.	10,540	Ps.	8,382
Direct operating expenses deriving from property investments which create income from rent		(919)		(1,793)		(2,268)
Direct operating expenses deriving from property investments which do not create income from rent		(6,852)		(5,292)		(4,454)
	Ps.	6,200	Ps.	3,455	Ps.	1,660

15.4          Tangible assets given in operating leases:

The following tables shows the balance at December 31, 2022 and 2021, by type of asset:

			Accumulated		Impairment		Carrying
December 31, 2022	Cost		depreciation		loss		amount
Computing equipment	Ps.	47,094	Ps.	(11,807)	Ps.	—	Ps.	35,287
Vehicles		48,210		(4,240)		—		43,970
Mobilization equipment and machinery		5,496		(2,366)		(375)		2,755
Balance as of December 31, 2022	Ps.	100,800	Ps.	(18,413)	Ps.	(375)	Ps.	82,012

			Accumulated		Impairment		Carrying
December 31, 2021	Cost		depreciation		loss		amount
Computing equipment	Ps.	33,547	Ps.	(6,872)	Ps.	—	Ps.	26,675
Vehicles		9,592		(1,700)		—		7,892
Mobilization equipment and machinery		5,064		(1,407)		(156)		3,501
Balance as of December 31, 2021	Ps.	48,203	Ps.	(9,979)	Ps.	(156)	Ps.	38,068